Annual Total Returns[BarChart] - Federated Hermes Mid-Cap Index Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.25%)	17.37%	33.21%	9.25%	(2.58%)	20.11%	15.57%	(11.41%)	25.34%	13.01%